BASIS OF PRESENTATION AND GOING CONCERN - Consolidated statement of cash flows (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BASIS OF PRESENTATION AND GOING CONCERN
Depreciation and amortization	$ 4,671,926	$ 4,833,622	$ 9,096,939	$ 5,473,037	$ 2,721,636
Non-cash interest expense/income, net				262,904	180,258
Net cash used in operating activities	(6,095,279)	(1,775,090)	(5,465,618)	(4,037,001)	(1,069,990)
Cash paid for operating leases			2,837,048	886,151	298,218
Payments of term loans				(1,541,314)
Net cash from financing activities	3,562,158	(3,040,943)	11,258,647	43,093,686	10,425,018
Net increase in cash and cash equivalents	$ (6,527,079)	$ (9,910,200)	$ (2,718,159)	9,713,441	(67,341)
As reported
BASIS OF PRESENTATION AND GOING CONCERN
Depreciation and amortization				6,146,879	2,936,156
Non-cash interest expense/income, net				658,439	265,359
Net cash used in operating activities				(2,967,624)	(770,369)
Cash paid for operating leases				886,151	298,218
Payments of term loans				(1,904,807)	(18,205)
Interest received from bank				180,267	16,802
Net cash from financing activities				42,024,309	10,125,397
Net increase in cash and cash equivalents				9,713,441	(67,341)
Restatement
BASIS OF PRESENTATION AND GOING CONCERN
Depreciation and amortization				(673,842)	(214,520)
Non-cash interest expense/income, net				(395,535)	(85,101)
Net cash used in operating activities				(1,069,377)	(299,621)
Cash paid for operating leases				886,151	298,218
Payments of term loans				363,493	18,205
Interest received from bank				(180,267)	(16,802)
Net cash from financing activities				$ 1,069,377	$ 299,621